UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22844

Oppenheimer Senior Floating Rate Plus Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

	Principal Amount	Value
Corporate Loans—102.2%
Consumer Discretionary—34.5%
Auto Components—0.2%
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.688%, [LIBOR12+275], 3/7/24[1]	$169,879	$170,530

Automobiles—0.8%
Federal-Mogul Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 5.65%, [LIBOR12+375], 4/15/21[1]	549,747	556,129

Distributors—2.4%
Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.651%, [LIBOR12+275], 8/25/21[1]	169,319	167,976
Tranche B6, 4.956%, [LIBOR4+300], 6/22/23[1]	108,927	107,960
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.377%, [LIBOR4+350], 9/26/24[1]	164,175	142,695
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.438%, [LIBOR12+450], 8/21/22[1]	149,260	130,528
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.901%, [LIBOR12+500], 9/25/24[1]	263,401	265,705
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.377%, [LIBOR12+250], 8/18/23[1]	62,001	62,350
JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.234%, [LIBOR4+425], 6/23/23[1]	77,998	76,265
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.627%-4.647%, [LIBOR12+275], 1/30/23[1]	112,887	113,680
Party City Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.33%-4.75%, [LIBOR4+275], 8/19/22[1]	106,004	106,800
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.022%, [LIBOR4+300], 1/26/23[1]	190,285	131,164
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.89%, [LIBOR12+300], 3/11/22[1]	385,808	304,499
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.401%, [LIBOR12+350], 6/8/24[1]	153,450	153,810
		1,763,432

Diversified Consumer Services—0.7%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.377%, [LIBOR4+450], 5/8/20[1]	238,215	192,359
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.308%, [LIBOR4+500], 4/1/21[1]	232,854	234,601
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.058%, [LIBOR4+875], 4/1/22[1]	40,000	38,600
		465,560

Hotels, Restaurants & Leisure—7.7%
Alterra Mountain Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.901%, [LIBOR12+300], 7/31/24[1]	14,963	15,089
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.244%, [LIBOR52+250], 9/15/23[1]	142,068	143,005

1      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 3.877%, [LIBOR4+250], 10/7/24[1]	$369,075	$370,228
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.651%, [LIBOR4+275], 12/23/24[1]	1,241,888	1,253,443
CEC Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.127%, [LIBOR12+300], 2/12/21[1]	99,521	89,889
Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.91%, [LIBOR12+200], 12/27/24[1]	79,800	80,249
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.401%, [LIBOR12+250], 4/18/24[1]	148,875	149,796
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.377%, [LIBOR12+250], 2/1/24[1]	342,609	342,556
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%-4.063%, [LIBOR4+225], 4/17/24[1]	208,256	209,948
ESH Hospitality, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.127%, [LIBOR12+250], 8/30/23[1]	61,190	61,611
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.494%, [LIBOR4+350], 5/9/24[1]	193,538	195,262
Fitness & Sports Clubs LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.291%-5.753%, [LIBOR4+325], 4/18/25[1]	50,000	50,281
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.901%, [LIBOR12+200], 11/30/23[1]	59,250	59,748
Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.473%, [LIBOR4+300], 12/1/23[1]	50,000	50,469
GVC Holdings PLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.857%, [LIBOR4+275], 3/29/24[1]	140,000	140,423
La Quinta Intermediate Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.348%, [LIBOR4+275], 4/14/21[1]	162,421	162,878
Penn National Gaming, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.377%, [LIBOR12+250], 1/19/24[1]	31,600	31,908
RHP Hotel Properties LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.07%, [LIBOR4+225], 5/11/24[1]	54,450	54,892
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 4.651%-4.744%, [LIBOR6+275], 8/14/24[1]	478,800	482,278
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.325%, [LIBOR4+300], 4/6/25[1]	202,449	203,551
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.41%, [LIBOR12+250], 6/8/23[1]	330,267	331,867
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.401%, [LIBOR12+350], 11/15/20[1]	238,144	237,773
VICI Properties 1 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.898%, [LIBOR12+350], 12/20/24[1]	76,364	76,735

2      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.64%-7.06%, [LIBOR12+475], 11/29/24[1]	$600,375	$609,663
Wyndham Hotels & Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.223%, [LIBOR4+200], 3/28/25[1]	125,000	126,126
		5,529,668

Household Durables—2.0%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.796%, [LIBOR4+350], 9/27/24[1]	55,000	55,499
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.821%, 10/10/18[2]	25,000	25,227
American Greetings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.391%, [LIBOR12+450], 4/6/24[1]	100,000	100,875
BRP US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.40%, [LIBOR4+225], 6/30/23[1]	69,647	70,169
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.128%, [LIBOR4+225], 4/7/25[1]	190,000	190,186
HLF Financing Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.377%, [LIBOR12+550], 2/15/23[1]	171,125	173,478
International Textile Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.812%, [LIBOR4+500], 4/18/25[1]	85,000	85,425
Lifetime Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.387%-5.391%, [LIBOR12+350], 3/13/25[1]	45,000	45,253
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 3.877%, [LIBOR12+200], 1/26/24[1]	89,700	90,345
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.377%, [LIBOR12+350], 9/7/23[1]	325,420	252,404
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.897%-5.808%, [LIBOR4+350], 11/8/23[1]	411,921	373,598
		1,462,459

Media—20.4%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.127%, [LIBOR4+325], 9/26/21[1]	199,434	163,671
Advantage Sales & Marketing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.151%, [LIBOR4+325], 7/23/21[1]	49,871	47,866
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.127%, [LIBOR4+275], 7/15/25[1]	227,850	226,052
Tranche B, 5.098%, [LIBOR4+275], 1/31/26[1]	9,975	9,867
Altice US Finance I Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.151%, [LIBOR12+225], 7/28/25[1]	228,414	228,593
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.151%, [LIBOR12+325], 10/3/23[1]	98,408	99,199
CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.623%, [LIBOR4+275], 11/18/24[1]	194,513	195,627
Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.401%, [LIBOR12+350], 4/9/21[1]	453,348	284,930

3      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 8.443%, [LIBOR4+675], 1/30/19[1,3]	$2,415,102	$1,929,968
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 9.193%, [LIBOR4+750], 7/30/19[1,3]	139,658	111,395
Cogeco Communications USA II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.254%, [LIBOR12+237.5], 1/3/25[1]	75,000	75,292
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.249%-4.147%, [LIBOR12+225], 7/17/25[1]	387,822	387,289
Tranche B, 4.277%, [LIBOR4+250], 1/25/26[1]	65,000	65,122
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.859%, [LIBOR4+550], 2/28/20[1]	223,468	220,302
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR4+350], 10/18/19[1]	72,964	69,480
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.137%, [LIBOR12+250], 2/7/24[1]	162,999	163,933
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 7.052%, [LIBOR4+475], 11/3/23[1]	251,749	254,188
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B3, 5.706%, [LIBOR4+375], 11/27/23[1]	205,000	206,570
Tranche B4, 6.456%, [LIBOR4+450], 1/2/24[1]	50,000	51,961
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.54%, [LIBOR6+275], 12/18/20[1]	399,828	401,493
Legendary Pictures, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.302%, [LIBOR4+600], 4/22/20[1,4]	365,000	361,806
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.848%, [LIBOR4+350], 1/7/22[1]	390,000	379,193
Lions Gate Capital Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.148%, [LIBOR4+225], 3/24/25[1]	220,000	221,169
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.63%, [LIBOR4+250], 10/4/24[1]	234,550	235,136
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.058%, [LIBOR4+575], 8/13/21[1]	288,967	288,502
Meredith Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.877%, [LIBOR6+300], 1/31/25[1]	150,000	151,172
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.164%-4.387%, [LIBOR12+250], 1/17/24[1]	94,939	95,461
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.377%, [LIBOR4+650], 10/13/22[1,4]	655,000	651,725
NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%, [LIBOR12+325], 7/21/22[1]	173,241	174,000
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.387%, [LIBOR12+250], 1/17/24[1]	725,235	729,224
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.877%, [LIBOR12+300], 2/1/24[1]	545,622	540,722

4      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Media (Continued)
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.877%, [LIBOR4+400], 11/8/24[1]	$248,750	$252,139
Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.38%, [LIBOR12+250], 7/2/21[1]	121,874	122,699
Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5.151%, [LIBOR12+325], 2/2/26[1]	180,000	181,425
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.522%, [LIBOR4+275], 7/31/25[1]	158,961	156,832
Tranche B12, 5.348%, [LIBOR4+300], 1/31/26[1]	339,932	335,842
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.913%, [LIBOR12+225], 12/12/24[1]	415,000	417,594
Tranche B2, 4.16%, [LIBOR12+225], 1/3/24[1]	399,938	401,937
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.734%, [LIBOR4+275], 12/6/23[1]	138,800	137,933
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AL, 4.397%, [LIBOR12+250], 3/1/26[1]	285,000	286,657
Telesat LL, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.31%, [LIBOR4+250], 11/17/23[1]	120,494	121,266
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.901%, [LIBOR12+300], 1/26/24[1]	346,818	347,902
Unitymedia Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.147%, [LIBOR4+225], 1/15/26[1]	180,000	179,959
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 4.651%, [LIBOR12+275], 3/15/24[1]	733,881	725,104
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AR, 4.397%, [LIBOR4+250], 1/15/26[1]	381,000	382,295
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 4.397%, [LIBOR12+250], 1/15/26[1]	435,000	437,493
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.146%, [LIBOR12+325], 8/18/23[1]	333,225	322,812
William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.16%, [LIBOR12+325], 5/6/21[1]	211,827	213,628
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.127%, [LIBOR12+225], 11/1/23[1]	233,000	234,376
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.397%, [LIBOR12+250], 4/15/25[1]	480,000	478,301
		14,757,102

Multiline Retail—0.3%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.141%, [LIBOR12+325], 10/25/20[1]	264,948	233,651

Consumer Staples—3.6%
Beverages—3.6%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%-4.127%, [LIBOR12+225], 2/16/24[1]	374,711	376,228
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.383%-6.75%, [LIBOR6+275], 4/6/24[1]	265,313	266,905

5      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Beverages (Continued)
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.645%-4.651%, [LIBOR12+275], 10/4/23[1]	$586,185	$591,733
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.901%, [LIBOR12+300], 6/2/21[1]	54,333	54,563
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.127%, [LIBOR12+225], 8/3/22[1]	166,709	168,188
IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.128%, [LIBOR12+325], 2/5/25[1]	105,000	106,296
Jacobs Douwe Egberts International BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.063%, [LIBOR4+225], 7/4/22[1]	75,000	75,687
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.644%, [LIBOR12+175], 4/3/25[1]	121,164	122,111
Mastronardi Produce Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.588%, [LIBOR4+325], 4/18/25[1]	40,000	40,250
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.147%, [LIBOR12+225], 5/15/24[1]	172,000	172,645
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.377%, [LIBOR12+350], 4/19/24[1]	49,663	50,345
Post Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.90%, [LIBOR12+200], 5/24/24[1]	149,623	150,492
Sigma US Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.772%, [LIBOR4+325], 3/6/25[1]	255,000	256,052
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.189%, [LIBOR4+325], 3/28/25[1]	90,000	90,844
Tacala Investment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.133%, [LIBOR4+325], 1/31/25[1]	65,000	65,674
		2,588,013

Energy—4.8%
Energy Equipment & Services—4.3%
Apergy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.088%, [LIBOR12+250], 4/19/25[1]	50,000	50,375
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.387%, [LIBOR12+650], 8/4/20[1]	47,499	47,689
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.359%, [LIBOR4+400], 10/31/24[1]	240,000	241,500
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 12.273%, [LIBOR12+1,037.5], 12/31/21[1]	95,000	107,231
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.647%, [LIBOR12+475], 12/31/22[1]	130,000	133,250
Chesapeake Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.444%, [LIBOR4+750], 8/23/21[1]	100,000	106,000
Delek US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.401%, [LIBOR4+250], 3/31/25[1]	124,000	125,047
Drillship Kithira Owners, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.00%, 9/20/24	230,048	241,551
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.651%, [LIBOR12+375], 10/2/23[1]	401,414	403,046

6      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Energy Equipment & Services (Continued)
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.147%, [LIBOR12+525], 4/11/22[1]	$253,752	$255,497
Floatel International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.302%, [LIBOR4+500], 6/27/20[1]	55,069	48,185
Gulf Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.56%, [LIBOR4+525], 8/25/23[1]	168,509	153,554
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, [LIBOR4+450], 6/18/20[1,3]	178,182	69,936
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.53%, [LIBOR4+900], 8/7/20[1,5]	68,799	68,111
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.898%, [LIBOR12+400], 2/15/24[1]	208,200	208,513
Lucid Energy Group II Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.897%, [LIBOR12+300], 2/17/25[1]	70,000	70,000
McDermott Technology Americas, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.202%, [LIBOR12+500], 3/28/25[1]	120,000	119,419
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.81%, [LIBOR4+350], 12/31/23[1]	36,116	36,346
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.875%, [LIBOR4+350], 6/3/18[1,3]	4,923	1,795
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.302%, [LIBOR4+600], 2/21/21[1]	307,838	264,611
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.49%, [LIBOR4+350], 12/16/20[1]	18,216	15,939
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.49%, [LIBOR4+350], 12/16/20[1]	4,909	4,295
Traverse Midstream Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.85%, [LIBOR4+400], 9/27/24[1]	95,000	95,668
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4.897%, [LIBOR4+300], 4/12/24[1]	205,000	192,636
		3,060,194

Oil, Gas & Consumable Fuels—0.5%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.49%, [LIBOR4+350], 12/16/20[1]	134,666	117,834
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.552%, [LIBOR4+425], 8/4/21[1]	258,544	256,023
		373,857

Financials—5.0%
Capital Markets—0.9%
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 6.127%, [LIBOR12+425], 11/23/20[1]	155,317	155,754
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.377%, [LIBOR12+450], 5/23/21[1,5]	535,856	537,029
		692,783

7      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks—3.2%
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.127%, [LIBOR4+325], 8/12/22[1]	$126,375	$127,323
Tranche B, 5.359%, [LIBOR12+300], 4/27/25[1]	25,000	25,187
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.644%-4.651%, [LIBOR12+275], 1/25/24[1]	98,725	99,472
Blucora, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.056%, [LIBOR4+300], 5/22/24[1]	90,048	90,723
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.41%, [LIBOR12+250], 3/25/24[1]	77,681	78,130
Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.052%, [LIBOR4+275], 7/3/24[1]	64,750	65,246
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, [LIBOR4+300], 4/16/25[1]	210,000	211,531
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.438%, [LIBOR12+350], 12/20/24[1]	104,738	105,708
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.891%-4.897%, [LIBOR4+300], 10/1/21[1]	154,964	156,127
Jane Street Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.627%, [LIBOR12+375], 8/25/22[1]	25,000	25,344
Mayfield Agency Borrower, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.377%, [LIBOR4+450], 2/28/25[1]	100,000	100,969
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.877%, [LIBOR12+350], 1/8/24[1]	271,389	273,170
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.901%, [LIBOR12+300], 10/24/22[1]	539,456	521,476
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%, [LIBOR4+300], 5/16/24[1]	408,661	410,705
		2,291,111

Consumer Finance—0.2%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.13%, [LIBOR12+525], 9/29/20[1]	115,892	113,212
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.65%, [LIBOR12+900], 9/29/21[1,4]	36,768	35,021
		148,233

Insurance—0.7%
AssuredPartners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR12+325], 10/22/24[1]	165,000	166,019
Sedgwick Claims Management Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.651%, [LIBOR4+275], 3/1/21[1]	340,000	340,709
		506,728

Health Care—9.7%
Health Care Equipment & Supplies—9.2%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 8.475%, [LIBOR4+612.5], 1/16/23[1]	42,294	40,771
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.377%, [LIBOR12+250], 2/16/23[1]	202,206	204,439

8      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Air Medical Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.128%, [LIBOR12+325], 4/28/22[1]	$177,225	$178,244
Tranche B, 6.147%, [LIBOR12+325], 3/14/25[1]	84,788	85,803
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.272%-6.377%, [LIBOR4+450], 10/24/23[1]	94,406	95,173
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.035%, [LIBOR4+300], 3/21/25[1]	205,000	206,218
Ardent Legacy Acquisitions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.377%, [LIBOR4+550], 8/4/21[1]	52,381	52,708
ASP AMC Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%, [LIBOR4+350], 4/22/24[1]	280,280	281,550
Carestream Dental Equipment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.552%, [LIBOR4+325], 9/1/24[1]	39,800	39,858
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.877%, [LIBOR4+400], 6/7/19[1]	47,579	47,910
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.651%, [LIBOR12+275], 3/1/24[1]	648,450	651,744
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche G, 3.75%-4.229%, [LIBOR4+300], 12/31/19[1]	65,013	64,093
Tranche H, 5.234%, [LIBOR4+300], 1/27/21[1]	302,520	294,201
Concentra, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.53%, [LIBOR4+275], 6/1/22[1]	65,000	65,650
CVS Holdings I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.79%, [LIBOR4+300], 2/6/25[1]	175,000	174,017
DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.151%-5.558%, [LIBOR12+325], 6/8/20[1]	313,064	314,922
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.188%, [LIBOR12+425], 4/29/24[1]	412,920	411,307
Genoa a Qol Healthcare Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.127%, [LIBOR12+325], 10/30/23[1]	226,563	228,369
Grifols Worldwide Operations USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.994%, [LIBOR52+225], 1/31/25[1]	405,900	408,480
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B10, 3.877%, [LIBOR12+200], 3/13/25[1]	100,000	101,153
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.825%, [LIBOR12+375], 4/17/25[1]	198,313	199,305
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.825%, 4/17/25[2]	29,747	29,896
INC Research Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.127%, [LIBOR12+225], 8/1/24[1]	159,762	160,561
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.377%-4.802%, [LIBOR4+250], 8/18/22[1]	201,954	203,296
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%, [LIBOR4+325], 2/2/24[1]	89,325	90,051
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.203%, [LIBOR4+275], 9/24/24[1]	65,388	64,971
Tranche B, 4.82%, [LIBOR4+300], 2/24/25[1]	205,000	205,026
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%, [LIBOR4+300], 6/7/23[1]	267,720	269,412

9      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%, [LIBOR4+300], 1/31/21[1]	$225,409	$227,241
Opal Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.302%-6.308%, [LIBOR4+400], 11/27/20[1]	174,384	171,404
Ortho-Clinical Diagnostics, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 5.627%, [LIBOR4+375], 6/30/21[1]	211,519	213,193
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.627%, [LIBOR4+300], 9/27/24[1]	44,925	45,129
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.65%-6.75%, [PRIME4+175], 3/1/21[1]	79,200	80,091
Sotera Health Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.901%, [LIBOR12+300], 5/15/22[1]	14,925	15,023
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.16%, [LIBOR4+325], 9/2/24[1]	179,225	179,869
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.651%, [LIBOR12+275], 2/6/24[1]	207,900	201,923
US Anesthesia Partners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.901%, [LIBOR12+300], 6/23/24[1]	9,975	10,038
Valeant Pharmaceuticals International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 5.394%, [LIBOR12+350], 4/1/22[1]	166,546	168,620
Vizient, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.651%, [LIBOR12+275], 2/13/23[1]	13,801	13,911
Wink Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.901%, [LIBOR4+300], 12/2/24[1]	124,688	124,493
		6,620,063

Health Care Providers & Services—0.5%
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.875%, [LIBOR4+350], 4/9/21[1]	357,240	358,580

Industrials—16.5%
Aerospace & Defense—0.1%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.837%, [LIBOR4+350], 4/9/20[1]	74,584	73,698

Commercial Services & Supplies—9.0%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.648%-5.651%, [LIBOR12+375], 2/27/25[1]	75,017	75,872
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 0.50%, [LIBOR4+3.75], 2/27/25[1]	8,983	9,086
AI Aqua Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.127%, [LIBOR12+325], 12/13/23[1]	29,924	30,121
AI Aqua ZIP Bidco Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.127%, [LIBOR12+325], 12/13/23[1]	69,825	70,283
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.052%, [LIBOR4+375], 7/28/22[1]	377,509	371,059
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.627%, [LIBOR12+275], 8/4/22[1]	333,090	335,745
Tranche B6, 4.627%, [LIBOR12+275], 11/3/23[1]	451,495	455,236

10      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Commercial Services & Supplies (Continued)
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.637%, [LIBOR12+375], 2/28/25[1]	$200,000	$202,416
Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.294%, [LIBOR4+250], 11/7/24[1]	149,625	150,560
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.833%-6.802%, [LIBOR4+450], 12/8/23[1]	108,625	106,724
Ceridian HCM Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.045%, [LIBOR12+325], 4/5/25[1]	190,000	190,871
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.272%, [LIBOR4+550], 3/19/21[1]	35,373	35,231
CEVA Group plc, Sr. Sec. Credit Facilities Letter of Credit 1st Lien Term Loan, 6.50%-7.272%, [LIBOR4+550], 3/19/21[1]	71,419	71,139
Cotiviti Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.56%, [LIBOR4+250], 9/28/23[1]	226,698	228,257
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%, [LIBOR4+350], 12/20/19[1]	291,810	156,118
Engility Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.127%, [LIBOR12+275], 8/12/20[1]	23,305	23,384
Tranche B2, 4.627%, [LIBOR12+275], 8/14/23[1]	92,404	92,558
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.151%, [LIBOR4+525], 6/30/22[1]	88,072	88,073
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.641%, [LIBOR12+475], 1/5/24[1]	84,708	85,344
Garda World Security Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.506%-7.25%, [LIBOR4+350], 5/24/24[1]	331,689	335,835
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR4+350], 10/31/21[1]	282,987	286,525
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.377%, [LIBOR6+350], 5/1/24[1]	292,788	295,351
International Car Wash Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.147%, [LIBOR4+375], 10/3/24[1]	241,516	242,824
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.618%, [LIBOR4+500], 4/11/23[1]	139,313	140,184
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.052%, [LIBOR4+375], 8/12/22[1]	138,268	139,478
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.377%, [LIBOR12+350], 4/26/24[1]	197,219	198,821
Learning Care Group US No. 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.138%-5.609%, [LIBOR4+325], 3/13/25[1]	30,000	30,225
Legalzoom.com, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.397%, [LIBOR4+450], 11/21/24[1]	139,650	141,221
LS Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR4+350], 5/21/22[1]	58,212	58,867
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 7.802%, [LIBOR4+550], 9/30/22[1]	195,897	190,196
Sarbacane Bidco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.77%, [LIBOR4+300], 1/29/25[1]	30,000	30,331

11      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
SMG US Midco 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.151%, [LIBOR6+325], 1/23/25[1]	$25,000	$25,271
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.787%, [LIBOR4+400], 9/12/24[1]	463,838	459,651
TKC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.16%, [LIBOR6+425], 2/1/23[1]	94,050	95,049
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.785%, [LIBOR4+275], 3/17/25[1]	385,000	386,885
Trident LS Merger Sub Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.558%, [LIBOR4+325], 4/13/25[1]	100,000	101,109
XPO Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.92%, [LIBOR4+200], 2/24/25[1]	580,000	583,947
		6,519,847

Industrial Conglomerates—2.8%
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.627%, [LIBOR12+375], 2/1/22[1]	119,250	119,747
Filtration Group Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.452%, [LIBOR4+325], 3/29/25[1]	50,000	50,557
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%, [LIBOR12+275], 7/30/24[1]	103,629	104,361
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%, [LIBOR4+300], 4/1/24[1]	232,880	234,570
Harsco Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.938%, [LIBOR12+300], 12/6/24[1]	69,301	70,254
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR4+350], 6/30/21[1]	105,346	106,597
MACOM Technology Solutions Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.127%, [LIBOR12+225], 5/17/24[1]	138,950	136,866
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.825%, [LIBOR4+350], 4/19/25[1]	25,000	25,234
RBS Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.148%, [LIBOR12+225], 8/21/24[1]	89,643	90,399
Robertshaw US Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.438%, [LIBOR12+350], 2/28/25[1]	35,000	35,345
Titan Acquisition Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.056%, [LIBOR12+300], 3/28/25[1]	105,000	105,262
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.651%, [LIBOR12+275], 5/14/22[1]	99,749	100,282
Tranche F, 4.651%-5.052%, [LIBOR4+275], 6/9/23[1]	283,420	284,966
Tranche G, 4.802%, [LIBOR4+250], 8/22/24[1]	94,763	95,348
Vectra Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.145%, [LIBOR12+325], 3/8/25[1]	110,000	110,310
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.887%, [LIBOR12+400], 11/30/23[1]	224,192	224,332
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%, [LIBOR4+350], 6/19/21[1]	54,017	52,892

12      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Industrial Conglomerates (Continued)
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.089%, [LIBOR4+375], 4/30/25[1]	$75,000	$75,469
Zodiac Pool Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.123%, [LIBOR4+225], 3/7/25[1]	25,000	25,148
		2,047,939

Professional Services—0.3%
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.137%-5.256%, [LIBOR4+375], 3/3/25[1]	224,150	224,816

Road & Rail—2.7%
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.40%, [LIBOR12+450], 5/18/23[1]	153,838	155,040
Avolon TLB Borrower 1 US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.147%, [LIBOR12+225], 3/21/22[1]	858,513	861,315
CH Hold Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.901%, [LIBOR12+300], 2/1/24[1]	116,807	117,757
Daseke Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.901%, [LIBOR12+500], 2/27/24[1]	68,716	69,403
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.901%, [LIBOR12+300], 7/29/22[1]	81,707	82,218
Tranche B2, 4.877%, [LIBOR12+300], 7/29/22[1]	8,335	8,387
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.234%, [LIBOR4+825], 2/23/22[1,4]	612,000	632,808
		1,926,928

Transportation Infrastructure—1.6%
American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.15%, [LIBOR12+225], 4/6/24[1]	216,700	218,123
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.984%, [LIBOR4+500], 5/19/23[1]	114,138	114,851
Horizon Global Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.253%, [LIBOR4+450], 2/16/24[1]	80,000	81,000
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.147%, [LIBOR4+325], 3/20/25[1]	133,526	133,609
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.147%-5.234%, [LIBOR12+325], 3/20/25[1]	4,428	4,430
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 1.00%, 3/20/25[2]	19,373	19,385
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.40%, [LIBOR12+350], 11/6/24[1]	154,613	155,845
Superior Industries International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.401%, [LIBOR12+450], 5/22/24[1]	168,688	170,323
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.401%, [LIBOR12+275], 6/30/22[1]	240,194	241,995
		1,139,561

13      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Information Technology—11.7%
Communications Equipment—0.5%
Birch Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.59%, [LIBOR4+725], 7/17/20[1]	$351,866	$349,667

Internet Software & Services—11.2%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.484%, [LIBOR4+350], 6/13/24[1]	333,387	333,634
Altran Technologies SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.273%, [LIBOR4+275], 3/20/25[1]	35,000	35,365
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 6.647%, [LIBOR12+475], 12/15/24[1]	905,730	916,812
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 7.355%, [LIBOR4+500], 6/30/21[1]	224,140	211,953
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.151%, [LIBOR12+325], 9/10/22[1]	309,736	311,394
Cavium, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.15%, [LIBOR12+225], 8/16/22[1]	44,369	44,674
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.78%, [LIBOR4+300], 5/1/24[1]	209,568	209,436
Compuware Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.40%, [LIBOR12+425], 12/15/21[1]	127,337	129,104
Cypress Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.15%, [LIBOR12+275], 7/5/21[1]	121,406	122,886
Ensono LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.337%, [LIBOR4+525], 4/25/25[1]	125,000	125,312
Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.13%, [LIBOR12+375], 6/1/22[1]	101,931	102,615
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.147%, [LIBOR12+225], 7/8/22[1]	128,207	128,808
Tranche B, 4.147%, [LIBOR12+225], 4/26/24[1]	314,769	316,229
Go Daddy Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.151%, [LIBOR12+225], 2/15/24[1]	268,257	269,817
Greeneden US Holdings II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.802%, [LIBOR4+350], 12/1/23[1]	94,041	94,746
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.627%, [LIBOR4+275], 2/1/22[1]	399,650	401,982
Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.127%, [LIBOR4+325], 8/5/22[1]	182,675	184,174
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.65%, [LIBOR12+700], 4/6/22[1]	109,375	110,332
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.13%, [LIBOR12+425], 1/20/24[1]	94,067	92,962
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.88%, [LIBOR12+300], 11/1/23[1]	10,000	10,099
Lighthouse Network LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.401%, [LIBOR12+450], 11/29/24[1]	89,775	90,542
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.627%, [LIBOR12+275], 6/21/24[1]	60,760	60,692
Tranche B2, 4.377%, [LIBOR4+250], 11/19/21[1]	49,875	49,916

14      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Internet Software & Services (Continued)
MaxLinear, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.397%, [LIBOR12+250], 5/13/24[1]	$69,882	$70,319
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.377%, [LIBOR12+450], 9/30/24[1]	308,512	312,923
Polycom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.127%-7.147%, [LIBOR12+525], 9/27/23[1]	67,305	67,953
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.291%, [LIBOR6+650], 12/8/21[1]	65,998	65,420
Project Deep Blue Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.061%, [LIBOR4+325], 2/12/25[1]	50,000	50,297
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.272%, [LIBOR4+550], 10/31/22[1]	125,718	126,700
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.13%, [LIBOR12+325], 4/24/22[1]	313,837	312,988
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.651%, [LIBOR12+275], 6/21/24[1]	410,111	409,650
Shutterfly, Inc.,Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.66%, [LIBOR12+275], 8/17/24[1]	130,000	131,462
SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.901%, [LIBOR12+300], 2/5/24[1]	114,713	115,549
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.651%, [LIBOR12+275], 3/3/23[1]	148,623	149,441
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%, [LIBOR4+325], 9/30/22[1]	58,157	58,498
SS&C Technologies Holdings Europe Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.22%, [LIBOR4+250], 4/16/25[1]	186,954	188,438
SS&C Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.22%, [LIBOR4+250], 4/16/25[1]	504,305	508,309
Sybil Software LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.853%, [LIBOR4+250], 9/30/23[1]	30,000	30,217
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.877%-4.901%, [LIBOR12+300], 5/1/24[1]	428,960	431,954
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.377%, [LIBOR4+250], 9/28/24[1]	190,675	192,225
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.802%, [LIBOR4+450], 1/27/23[1]	339,513	335,004
Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.401%, [LIBOR12+250], 12/1/23[1]	211,017	211,808
		8,122,639

Materials—7.7%
Chemicals—2.5%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.302%, [LIBOR4+300], 1/31/24[1]	79,400	80,045
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.672%, [LIBOR4+350], 3/16/25[1]	75,000	75,703
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.377%, [LIBOR12+350], 7/30/21[1]	159,133	160,824

15      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.127%, [LIBOR4+325], 11/7/24[1]	$75,000	$75,750
Ferro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.377%, [LIBOR12+250], 2/14/24[1]	79,200	79,629
Tranche B2, 4.587%, [LIBOR12+225], 2/14/24[1]	25,686	25,814
Tranche B3, 4.587%, [LIBOR12+225], 2/14/24[1]	25,139	25,265
H.B. Fuller Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.147%, [LIBOR12+200], 10/20/24[1]	125,000	125,547
LUX HOLDCO III, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.773%, [LIBOR4+300], 3/28/25[1]	40,000	40,392
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 4.877%, [LIBOR12+300], 6/7/23[1]	73,803	74,412
Tranche B7, 4.377%, [LIBOR4+275], 6/7/20[1]	74,151	74,582
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%, [LIBOR4+350], 2/14/24[1]	94,700	95,647
OCI Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.552%, [LIBOR4+425], 3/13/25[1]	100,000	101,021
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.291%, [LIBOR4+250], 2/8/25[1]	49,875	50,196
Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.377%, [LIBOR12+350], 6/13/23[1]	68,768	69,226
Trinseo Materials Operating SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.401%, [LIBOR4+250], 9/6/24[1]	29,850	30,111
Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%, [LIBOR4+300], 9/23/24[1]	134,371	135,914
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%, [LIBOR4+300], 9/23/24[1]	310,224	313,787
Univar USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.401%, [LIBOR12+250], 7/1/24[1]	194,878	196,842
		1,830,707

Construction Materials—1.4%
Continental Building Products Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.151%, [LIBOR12+225], 8/18/23[1]	197,187	199,282
Pisces Midco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.178%, [LIBOR4+300], 4/12/25[1]	115,000	116,258
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.627%, [LIBOR12+275], 11/15/23[1]	468,342	470,897
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.145%, [LIBOR12+225], 2/8/25[1]	79,416	80,006
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.151%, [LIBOR12+325], 2/28/24[1]	113,884	114,809
		981,252

Containers & Packaging—1.3%
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.588%, [LIBOR12+325], 4/3/24[1]	218,350	219,910

16      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Containers & Packaging (Continued)
Multi-Color Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.127%, [LIBOR12+225], 10/31/24[1]	$24,938	$25,088
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.63%, [LIBOR4+275], 10/14/24[1]	94,525	95,013
Pro Mach Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.035%, [LIBOR4+300], 3/7/25[1]	185,000	185,578
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.627%, [LIBOR12+300], 2/5/23[1]	204,646	206,220
SIG Combibloc US Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.627%-4.651%, [LIBOR12+275], 3/11/22[1]	181,783	183,033
		914,842

Metals & Mining—2.5%
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B2, 9.552%, [LIBOR4+725], 4/16/20[1]	1,381,368	1,226,144
Tranche B3, 10.052%, [LIBOR4+775], 4/17/20[1]	419,978	371,890
Oxbow Carbon LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.627%, [LIBOR12+375], 1/4/23[1]	24,688	25,027
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.062%, [LIBOR12+275], 3/31/25[1]	98,591	99,012
TMS International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.651%, [LIBOR4+275], 8/14/24[1]	84,825	85,223
		1,807,296

Telecommunication Services—5.6%
Diversified Telecommunication Services—5.6%
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.651%, [LIBOR4+275], 1/31/25[1]	1,067,325	1,052,980
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.571%, [LIBOR4+375], 10/2/24[1]	210,000	212,699
Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.91%, [LIBOR12+300], 10/5/23[1]	298,046	296,744
Digicel International Finance Ltd, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.61%, [LIBOR4+325], 5/27/24[1]	214,112	214,246
Frontier Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.66%, [LIBOR12+375], 6/15/24[1]	253,088	250,517
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.302%, [LIBOR4+400], 5/23/20[1]	216,736	218,253
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.28%, [LIBOR4+450], 8/6/21[1]	222,747	218,989
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.272%, [LIBOR4+950], 2/4/22[1]	110,000	103,950
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.148%, [LIBOR12+225], 2/22/24[1]	215,000	216,194
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.90%, [LIBOR12+200], 4/11/25[1]	182,259	182,981
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.438%, [LIBOR4+250], 2/2/24[1]	787,625	790,949

17      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.90%, [LIBOR12+400], 3/29/21[1]	$307,149	$294,608
Zayo Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.151%, [LIBOR12+225], 1/19/24[1]	5,000	5,041
		4,058,151

Utilities—3.1%
Electric Utilities—3.1%
APLP Holdings LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.312%, [LIBOR12+300], 4/12/23[1]	25,000	25,164
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 4.81%, [LIBOR4+250], 1/15/24[1]	147,949	148,773
Tranche B7, 4.81%, [LIBOR4+275], 5/31/23[1]	35,666	35,861
Compass Power Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.052%, [LIBOR4+375], 12/20/24[1]	109,725	111,234
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.398%, [LIBOR12+275], 2/7/24[1]	335,802	338,377
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.56%, [LIBOR4+325], 6/28/23[1]	196,837	198,092
Exgen Renewables IV LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.99%, [LIBOR4+300], 11/28/24[1]	29,925	30,224
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.842%, [LIBOR4+425], 4/24/25[1]	155,000	156,130
Helix Gen Funding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.651%, [LIBOR4+375], 6/3/24[1]	152,046	153,567
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.627%, [LIBOR12+375], 1/30/24[1]	93,253	94,186
Tranche C, 5.627%, [LIBOR12+375], 1/30/24[1]	5,971	6,030
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.302%, [LIBOR4+700], 10/18/22[1]	39,400	38,021
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.302%, [LIBOR4+400], 11/9/20[1]	229,440	194,069
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.901%, [LIBOR12+400], 7/15/23[1]	259,608	257,714
Tranche B2, 6.353%, [LIBOR12+400], 4/15/24[1]	30,000	29,781
TerraForm Power Operating LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.651%, [LIBOR4+275], 11/8/22[1]	34,913	35,145
Vistra Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.401%, [LIBOR12+250], 8/4/23[1]	348,849	351,684
Tranche C, 4.401%, [LIBOR12+250], 8/4/23[1]	65,509	66,042
		2,270,094
Total Corporate Loans (Cost $74,297,052)		73,845,530

Corporate Bonds and Notes—6.9%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50% Sr. Unsec. Nts., 5/20/25	215,000	212,312
Ashland LLC, 4.75% Sr. Unsec. Nts., 8/15/22	300,000	303,375
Berry Global, Inc., 4.50% Sec. Nts., 2/15/26[6]	20,000	19,150
Calpine Corp., 5.25% Sr. Sec. Nts., 6/1/26[6]	215,000	206,534

18      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Corporate Bonds and Notes (Continued)
Fidelity & Guaranty Life Holdings, Inc., 5.50% Sr. Unsec. Nts., 5/1/25[6]	$210,000	$209,412
HCA, Inc., 4.50% Sr. Sec. Nts., 2/15/27	210,000	201,075
Lennar Corp., 4.75% Sr. Unsec. Nts., 5/30/25	210,000	205,012
Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/25[6]	430,000	449,887
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/ Reynolds Group Issuer Luxembourg SA, 5.125% Sr. Sec. Nts., 7/15/23[6]	205,000	206,154
Sabre GLBL, Inc., 5.375% Sr. Sec. Nts., 4/15/23[6]	205,000	208,014
Scientific Games International, Inc., 5.00% Sr. Sec. Nts., 10/15/25[6]	335,000	324,431
Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[6]	1,250,000	1,110,938
United States Steel Corp., 6.25% Sr. Unsec. Nts., 3/15/26	225,000	223,875
Western Digital Corp., 4.75% Sr. Unsec. Nts., 2/15/26	415,000	409,813
Windstream Services LLC/Windstream Finance Corp., 8.625% Sr. Sec. Nts., 10/31/25	500,000	461,250
WMG Acquisition Corp., 5.00% Sr. Sec. Nts., 8/1/23[6]	250,000	250,938
Total Corporate Bonds and Notes (Cost $5,193,026)		5,002,170

	Shares
Common Stocks—3.7%
Arch Coal, Inc., Cl. A	10,922	882,825
Aretec Group, Inc.[7]	3,330	211,455
Ascent Resources - Marcellus LLC, Cl. A7	34,124	113,565
Avaya Holdings Corp.[7]	25,053	573,463
Caesars Entertainment Corp.[7]	1,581	17,944
Everyware Global, Inc.[7]	5,211	41,688
Gymboree Corp. (The)[7,10]	3,550	65,379
Gymboree Holding Corp.[7,10]	10,048	185,049
J.G. Wentworth Co., Cl. A7	15,382	138,922
Larchmont Resources LLC[4,7]	78	21,516
Media General, Inc.[4,7,8]	30,400	1,824
Millennium Corporate Claim Litigation Trust[4,7]	274	3
Millennium Lender Claim Litigation Trust[4,7]	548	5
New Millennium Holdco, Inc.[4,7]	5,562	56
Ocean Rig UDW, Inc., Cl. A7	14,665	355,773
Quicksilver Resources, Inc.[4,7]	571,500	10,775
Sabine Oil[7]	93	4,557
Templar Energy, Cl. A4,7	7,400	9,250
VICI Properties, Inc.	2,292	41,669
Total Common Stocks (Cost $2,674,913)		2,675,718

	Units
Rights, Warrants and Certificates—0.0%
Ascent Resources - Marcellus LLC Wts., Strike Price $1, Exp. 12/31/49[7]	8,835	663
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[7]	298	1,937
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[7]	53	291
Total Rights, Warrants and Certificates (Cost $40,764)		2,891

19      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—1.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.67%[9,10] (Cost $878,628)	878,628	$878,628
Total Investments, at Value (Cost $83,084,383)	114.0%	82,404,937
Net Other Assets (Liabilities)	(14.0)	(10,114,056)
Net Assets	100.0%	$72,290,881

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

2. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

4. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

5. Interest or dividend is paid-in-kind, when applicable.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,985,458 or 4.13% of the Fund’s net assets at period end.

7. Non-income producing security.

8. Security received as the result of issuer reorganization.

9. Rate shown is the 7-day yield at period end.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares July 31, 2017	Gross Additions	Gross Reductions	Shares April 30, 2018
Oppenheimer Institutional Government Money Market Fund, Cl. E	223,921	31,912,145	31,257,438	878,628
Gymboree Corp. (The)	—	3,550	—	3,550
Gymboree Holding Corp.	—	10,048	—	10,048

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$878,628	$5,697	$—	$—
Gymboree Corp. (The)	65,379	55	—	20,976
Gymboree Holding Corp.	185,049	157	—	(62,811)
Total	$1,129,056	$5,909	$—	$(41,835)

Glossary:

Definitions

LIBOR12	London Interbank Offered Rate-Monthly
LIBOR4	London Interbank Offered Rate-Quarterly

20      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Definitions (Continued)
LIBOR52	London Interbank Offered Rate-Weekly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
PRIME4	United States Prime Rate-Quarterly

21      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

1. Organization

Oppenheimer Senior Floating Rate Plus Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end diversified management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt

22      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

2. Securities Valuation (Continued)

securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities

23      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

(including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$72,164,170	$1,681,360	$73,845,530
Corporate Bonds and Notes	—	5,002,170	—	5,002,170
Common Stocks	1,871,674	760,615	43,429	2,675,718
Rights, Warrants and Certificates	—	2,891	—	2,891
Investment Company	878,628	—	—	878,628
Total Assets	$2,750,302	$77,929,846	$1,724,789	$82,404,937

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*
Assets Table
Investments, at Value:
Common Stocks	$35,664	$(59,368)	$59,368	$(35,664)
Total Assets	$35,664	$(59,368)	$59,368	$(35,664)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

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3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate senior loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can invest without limit in uncollateralized floating rate senior loans. Senior loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The senior loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some senior loans. As a result, some senior loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

When investing in senior loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from

25      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

At period end, securities with an aggregate market value of $73,845,530, representing 102.15% of the Fund’s net assets were comprised of senior loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to risk of missing an interest and/or principal payment.

Information concerning securities not accruing income at period end is as follows:

26      OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

3. Investments and Risks (Continued)

Cost	$2,393,623
Market Value	$2,113,094
Market Value as % of Net Assets	2.92%

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Borrowings and Other Financing

Loan Commitments. Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $28,357 at period end. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At period end, these investments have a market value of $28,471 and have been included as Corporate Loans in the Statement of Investments.

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Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Plus Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	6/15/2018